Borrowings and other financial liabilities - Summary of Maturity Principal Repayments of Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Maturity analysis - Project Finance facility
Borrowings	$ 4,325,629	$ 4,348,918
Less than one year [member]
Maturity analysis - Project Finance facility
Borrowings	43,489	23,289
1 to 5 years [member]
Maturity analysis - Project Finance facility
Borrowings	2,418,861	1,893,607
More than 5 years [member]
Maturity analysis - Project Finance facility
Borrowings	$ 1,863,279	$ 2,432,022